Business Combination and Financing Activities - Ordinary Shares Issued and Outstanding and Ownership Interests After Business Combination (Details)	Mar. 02, 2023 shares
Disclosure of detailed information about business combination [line items]
Total issued and owned Ordinary shares	32,733,373
Total issued and owned Ordinary shares percentage	100.00%
BCA
Disclosure of detailed information about business combination [line items]
Issuance of ordinary shares	20,277,002
Issuance of ordinary shares percentage	61.90%
PIPE Financing
Disclosure of detailed information about business combination [line items]
Issuance of ordinary shares	7,118,891
Issuance of ordinary shares percentage	21.70%
CLA
Disclosure of detailed information about business combination [line items]
Issuance of ordinary shares	1,967,000
Issuance of ordinary shares percentage	6.00%
Sponsors
Disclosure of detailed information about business combination [line items]
Ordinary shares owned	2,047,302
Ordinary shares owned percentage	6.30%
EBAC
Disclosure of detailed information about business combination [line items]
Ordinary shares owned	1,323,178
Ordinary shares owned percentage	4.10%